Share-Based Payments - Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period (Details)	6 Months Ended
Dec. 31, 2024 $ / shares
Directors and Managers [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	100,000
Grant date	Jan. 28, 2025
Expiry Date	Jun. 30, 2025
Fair value at grant date $ per right	$ 8.07
Vesting conditions	Tranche A
Bellatrix [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	100,000
Grant date	Jan. 25, 2025
Fair value at grant date $ per right	$ 8.07
Vesting conditions	28 February 2025
Chris Gale [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	10,000
Grant date	Jan. 25, 2025
Fair value at grant date $ per right	$ 8.07
Vesting conditions	30 June 2025